ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2022
Disclosure of Non-current assets held for sale and discontinued operations [Abstract]
Assets and Liabilities Held for Sale and Discontinued Operations	Assets and Liabilities Held for Sale and Discontinued Operations
Rosebel mine
On October 18, 2022, the Company announced that it had entered into a definitive agreement with Zijin Mining Group Co. Ltd. to sell its 95% interests in the Rosebel mine. The transaction closed on January 31, 2023 and the Company received net proceeds of $371.5 million, consisting of sales proceeds of $360.0 million, plus $15.0 million of the cash held by Rosebel on January 31, 2023, less a preliminary working capital adjustment of $3.5 million. The Company is due to receive approximately $24.8 million by March 31, 2023 consisting of the remaining cash balance held by Rosebel on January 31, 2023 subject to final working capital adjustments. The existing royalty, based on production at Rosebel, and held by Euro Ressources S.A. ("EURO") will remain an obligation of the Company.
At December 31, 2022, the Rosebel mine met the criteria to be classified as held-for-sale and discontinued operations in accordance with IFRS 5. The results of operations have been restated for the current and comparative years to reclassify the earnings (loss) as earnings (loss) from discontinued operations. All assets and liabilities relating to the Rosebel mine have been classified as current assets and current liabilities held for sale at December 31, 2022.
The net earnings (loss) from discontinued operations from the Rosebel Mine, which include the results of operating activities for the years ended December 31, 2022 and 2021 are as follows:

	Years ended December 31,
	2022	2021
Revenues	$405.2	$276.2
Cost of sales	(330.7)	(335.7)
General and administrative expenses	(3.5)	(3.2)
Exploration expenses	(1.2)	(3.0)
Impairment charge	(110.1)	(190.1)
Other expenses	(2.5)	(14.1)
Finance costs	(1.2)	—
Foreign exchange gain	0.4	—
Interest income, derivatives and other investment gains	6.6	4.8
	(37.0)	(265.1)
Income tax recovery	20.6	97.9
	$(16.4)	$(167.2)
During the year ended December 31, 2022, an impairment charge of $110.1 million (post-tax impairment charge of $70.5 million) was recognized in the consolidated statements of earnings (loss) to align the carrying value of the Rosebel mine with the sales price.
During the year ended December 31, 2021, an impairment test was performed for the Rosebel CGU and it was determined that the carrying amount exceeded its estimated recoverable amount of $373.8 million. This resulted in an impairment charge of $205.1 million (post-tax impairment charge of $132.9 million) being recognized in the consolidated statements of earnings (loss). At December 31, 2021, the Rosebel CGU was assessed to include the carrying value and corresponding cash flows of the Rosebel royalty held by EURO. $190.1 million of the impairment recorded at December 31, 2021 pertains to Rosebel and is presented in discontinued operations and $15.0 million is related to EURO. The Company retains its interest in EURO and will continue to make the Rosebel royalty payments to EURO.
The assets and liabilities of the Rosebel mine that are included in the held-for-sale categories are summarized below:

December 31,
2022
Assets classified as held-for-sale
Cash and cash equivalents	$38.5
Receivables and other current assets	4.9
Inventories	155.8
Property, plant and equipment	435.8
Other non-current assets	34.6
$669.6
Liabilities classified as held-for-sale
Accounts payable and accrued liabilities	$84.2
Current portion of provisions	4.2
Deferred income tax liabilities	17.4
Leases	39.5
Provisions	103.8
Other liabilities	19.5
$268.6
Bambouk assets
On December 20, 2022, the Company announced that it had entered into a definitive agreement with Managem, S.A. to sell the Company’s interest in its exploration and development projects in Senegal, Mali and Guinea (the “Bambouk assets”). The Company will receive total cash payments of approximately $282 million as consideration for the shares and subsidiary/intercompany loans for the entities that hold the Company's 90% interest in the Boto Gold Project ("Boto") in Senegal and 100% interest in each of: i) the Diakha-Siribaya Gold Project in Mali, Karita Gold Project and associated exploration properties in Guinea, and ii) the early stage exploration properties of Boto West, Senala West, Daorala, and iii) the vested interest in the Senala Option Earn-in Joint Venture also in Senegal.
The total consideration of $282 million is subject to changes in intercompany loans associated with the continued advancement of the projects between December 20, 2022 and the closing of respective asset sales. The remaining 10% interest in Boto will continue to be held by the Government of Senegal.
Inclusive of the consideration is a $30 million deferred payment to be paid at the earlier of:
•Six months after the closing of Boto and associated properties in Senegal; or
•At a time mutually agreed to by the parties.
The transactions are subject to certain regulatory approvals including, as applicable, approval for the transfer of permits and licenses from the Governments of Senegal, Mali, and Guinea, as well as other customary closing conditions. The Company received consent of IAMGOLD's syndicate of lenders. Closing of various components of the transactions are expected to occur upon satisfaction of the applicable regulatory conditions and are expected to close over the course of the second and third quarters of 2023.
At December 31, 2022, the Bambouk assets met the criteria for held-for-sale accounting in line with IFRS 5. All assets and liabilities relating to the Bambouk assets have been classified as current assets and current liabilities held for sale at December 31, 2022.
The assets and liabilities of the Bambouk assets that are included in the held-for-sale categories are summarized below:

December 31,
2022
Assets classified as held-for-sale
Cash and cash equivalents	$2.3
Exploration and evaluation assets	34.1
Property, plant and equipment	78.5
Other non-current assets	1.1
$116.0
Liabilities classified as held-for-sale
Accounts payable and accrued liabilities	$7.7
$7.7